UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Short Hills, New Jersey		11/12/2010
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 3,352,881,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Altera Corp					COM			021441100	2,051 		68,000 		x				 				68,000
American International Group Inc		UNIT 99/99/9999		026874115	46,554 		5,419,560 	x				 				5,419,560
AMR Corp					COM			001765106	18,814 		3,000,694 	x				 				3,000,694
Analog Devices Inc				COM			032654105	2,008 		64,000 		x				 				64,000
Applied Materials Inc				COM			038222105	43,981 		3,765,483 	x				 				3,765,483
Banco Santander SA ADR				ADR			05964H105	7,797 		615,915 	x				 				615,915
Bank of America Corp				COM			060505104	294,630 	22,473,699 	x				 				22,473,699
BB&T Corp					COM			054937107	11,164 		463,641 	x				 				463,641
Becton Dickinson & Co				COM			075887109	19,503 		263,200 	x				 				263,200
Broadcom Corp					CL A			111320107	1,557 		44,000 		x				 				44,000
Brunswick Corp					COM			117043109	22,645 		1,487,864 	x				 				1,487,864
Capital One Financial Corp			*W EXP 11/14/201	14040H13	1,931 		136,959 	x				 				136,959
Capital One Financial Corp			COM			14040H105	56,510 		1,428,817 	x				 				1,428,817
CF Industries Holdings Inc			COM			125269100	61,856 		647,703 	x				 				647,703
Cigna Corp					COM			125509109	17,733 		495,624 	x				 				495,624
Cisco Systems Inc				COM			17275R102	131,693 	6,013,386 	x				 				6,013,386
Citigroup Inc					COM			172967101	199,875 	51,250,000 	x				 				51,250,000
CNO Financial Group Inc				COM NEW			12621E103	5,087 		918,195 	x				 				918,195
Continental Airlines - CL B			CL B			210795308	22,544 		907,579 	x				 				907,579
Con-Way Inc.					COM			205944101	2,544 		82,075 		x				 				82,075
Covidien Plc					SHS			G2554F105	22,261 		553,900 	x				 				553,900
Dana Holding Corp				COM			235825205	431 		34,974 		x				 				34,974
Delta Air Lines Inc				COM NEW			247361702	17,742 		1,524,241 	x				 				1,524,241
E-Trade Financial Corp				NOTE			269246AZ7	65,280 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100	124,240 	10,327,506 	x				 				10,327,506
Goodyear Tire & Rubber Co.			COM			382550101	33,086 		3,077,751 	x				 				3,077,751
Gramercy Capital Corp				COM			384871109	2,405 		1,730,221 	x				 				1,730,221
Hewlett-Packard Co				COM			428236103	156,633 	3,723,144 	x				 				3,723,144
Intel Corp					COM			458140100	3,469 		180,400 	x				 				180,400
International Paper Company 			COM			460146103	42,159 		1,938,332 	x				 				1,938,332
Johnson & Johnson				COM			478160104	81,922 		1,322,177 	x				 				1,322,177
KLA-Tencor Corp					COM			482480100	22,458 		637,460 	x				 				637,460
Lam Research Corp				COM			512807108	15,208 		363,399 	x				 				363,399
Linear Technology Corp				COM			535678106	1,506 		49,000 		x				 				49,000
Macy's Inc					COM			55616P104	102,229 	4,427,423 	x				 				4,427,423
Medtronic Inc					COM			585055106	47,414 		1,411,974 	x				 				1,411,974
Merck & Co Inc					COM			58933Y105	135,571 	3,683,000 	x				 				3,683,000
Microsoft Corp					COM			594918104	68,594 		2,800,911 	x				 				2,800,911
MPG Office Trust Inc				COM			553274101	9,293 		3,717,100 	x				 				3,717,100
Navistar International Corp			COM			63934E108	17,935 		410,974 	x				 				410,974
Newcastle Investment Corp.			COM			65105M108	12,088 		3,899,297 	x				 				3,899,297
Owens Corning					*W EXP 10/30/201	690742127	18 		10,644 		x				 				10,644
Pfizer Inc.					COM			717081103	284,373 	16,562,202 	x				 				16,562,202
Royal Bk Scotland Group PLC			SPON ADR F		780097804	1,283 		53,587 		x				 				53,587
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	2,096 		88,752 		x				 				88,752
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	35,806 		1,861,961 	x				 				1,861,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	24,174 		1,560,596 	x				 				1,560,596
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	52,123 		3,360,579 	x				 				3,360,579
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	37 		2,400 		x				 				2,400
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	26,106 		1,609,519 	x				 				1,609,519
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	75 		4,889 		x				 				4,889
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	31,689 		2,005,614 	x				 				2,005,614
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	33,971 		2,023,314 	x				 				2,023,314
Semiconductor HOLDRs Trust			DEP RCPT		816636203	47,350 		1,710,000 	x				 				1,710,000
Smurfit-Stone Container Corp			COM			83272A104	3,968 		216,000 	x				 				216,000
Strategic Hotels & Resorts Inc			COM			86272T106	4,770 		1,125,056 	x				 				1,125,056
Suntrust Banks Inc				COM			867914103	99,474 		3,851,090 	x				 				3,851,090
SuperMedia Inc					COM			868447103	4,932 		466,564 	x				 				466,564
Temple-Inland Inc				COM			879868107	10,627 		569,489 	x				 				569,489
Teradyne Inc					COM			880770102	11,274 		1,012,032 	x				 				1,012,032
Texas Instruments Inc				COM			882508104	3,528 		130,000 	x				 				130,000
The Hartford Financial Services Group		COM			416515104	34,919 		1,521,535 	x				 				1,521,535
UAL Corp					COM NEW			902549807	61,979 		2,622,898 	x				 				2,622,898
UnitedHealth Group Inc				COM			91324P102	40,596 		1,156,245 	x				 				1,156,245
United Parcel Service Inc			CALL			911312906	291 		3,500 		x				 				3,500
US Airways Group Inc				COM			90341W108	20,981 		2,268,266 	x				 				2,268,266
Virgin Media Inc				*W EXP 99/99/999	92769L119	7 		237,059 	x				 				237,059
WellPoint Inc					COM			94973V107	34,420 		607,700 	x				 				607,700
Wells Fargo & Co				COM			949746101	161,101 	6,410,700 	x				 				6,410,700
Wells Fargo & Co				PERP PFD CNV A		949746804	293,771 	292,019 	x				 				292,019
Willis Group Holdings Limited			SHS			G96666105	33,720 		1,094,080 	x				 				1,094,080
Xilinx Inc					COM			983919101	1,517 		57,000 		x				 				57,000
Yahoo! Inc					COM			984332106	39,504 		2,787,872 	x				 				2,787,872
